Schedule of Investments
(unaudited)
December 31, 2024
iShares
®
Biotechnology ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Biotechnology — 80.4%
2seventy bio, Inc.
(a)
.................. 312,613 $ 919,082
4D Molecular Therapeutics, Inc.
(a)
......... 252,352 1,405,601
89bio, Inc.
(a) (b)
...................... 727,214 5,686,813
Absci Corp.
(a) (b)
..................... 595,159 1,559,317
AC Immune SA
(a)
.................... 420,405 1,135,094
ACADIA Pharmaceuticals, Inc.
(a)
.......... 1,066,562 19,571,413
ACELYRIN, Inc.
(a)
.................... 472,421 1,483,402
Acrivon Therapeutics, Inc.
(a)
............. 141,735 853,245
ADC Therapeutics SA
(a)
............... 503,476 1,001,917
ADMA Biologics, Inc.
(a)
................ 1,481,473 25,407,262
Agios Pharmaceuticals, Inc.
(a) (b)
.......... 358,598 11,783,530
Akero Therapeutics, Inc.
(a) (b)
............. 380,225 10,577,860
Alector, Inc.
(a) (b)
..................... 485,672 917,920
Alkermes plc
(a) (b)
..................... 1,031,386 29,662,661
Allogene Therapeutics, Inc.
(a) (b)
........... 931,678 1,984,474
Alnylam Pharmaceuticals, Inc.
(a)
.......... 830,556 195,438,132
Altimmune, Inc.
(a) (b)
................... 456,264 3,289,663
Alvotech SA
(a) (b)
..................... 710,907 9,405,300
Amgen, Inc. ....................... 1,952,805 508,979,095
Amicus Therapeutics, Inc.
(a)
............. 1,890,412 17,807,681
AnaptysBio, Inc.
(a) (b)
.................. 168,034 2,224,770
Anavex Life Sciences Corp.
(a) (b)
.......... 531,086 5,703,864
Annexon, Inc.
(a) (b)
.................... 577,833 2,964,283
Apellis Pharmaceuticals, Inc.
(a) (b)
.......... 658,260 21,005,077
Apogee Therapeutics, Inc.
(a) (b)
........... 236,103 10,695,466
Applied Therapeutics, Inc.
(a)
............. 562,001 481,185
Arbutus Biopharma Corp.
(a) (b)
............ 952,348 3,114,178
Arcellx, Inc.
(a) (b)
..................... 264,140 20,256,897
Arcturus Therapeutics Holdings, Inc.
(a) (b)
..... 158,984 2,697,958
Arcus Biosciences, Inc.
(a)
............... 311,206 4,633,857
Arcutis Biotherapeutics, Inc.
(a)
........... 670,402 9,338,700
Argenx SE , ADR
(a) (b)
.................. 304,184 187,073,160
ArriVent Biopharma, Inc.
(a)
.............. 125,811 3,351,605
Arrowhead Pharmaceuticals, Inc.
(a)
........ 754,739 14,189,093
ARS Pharmaceuticals, Inc.
(a) (b)
........... 332,041 3,503,033
Artiva Biotherapeutics, Inc.
(a) (b)
........... 80,480 811,238
Ascendis Pharma A/S , ADR
(a) (b)
.......... 305,161 42,011,515
Astria Therapeutics, Inc.
(a) (b)
............. 312,149 2,790,612
Aura Biosciences, Inc.
(a)
............... 277,325 2,279,611
Aurinia Pharmaceuticals, Inc.
(a)
........... 839,278 7,536,716
Autolus Therapeutics plc , ADR
(a) (b)
......... 1,204,726 2,831,106
Avidity Biosciences, Inc.
(a) (b)
............. 702,551 20,430,183
Beam Therapeutics, Inc.
(a) (b)
............. 472,592 11,720,282
BeiGene Ltd. , ADR
(a) (b)
................ 400,995 74,067,786
Bicycle Therapeutics plc , ADR
(a) (b)
......... 229,977 3,219,678
BioCryst Pharmaceuticals, Inc.
(a)
.......... 1,231,137 9,258,150
Biogen, Inc.
(a) (b)
..................... 939,236 143,627,969
Biohaven Ltd.
(a) (b)
.................... 574,940 21,474,009
BioMarin Pharmaceutical, Inc.
(a)
.......... 1,221,783 80,307,797
Biomea Fusion, Inc.
(a) (b)
................ 209,175 811,599
BioNTech SE , ADR
(a) (b)
................ 1,213,106 138,233,429
Blueprint Medicines Corp.
(a)
............. 400,139 34,900,124
Bridgebio Pharma, Inc.
(a) (b)
.............. 956,716 26,252,287
C4 Therapeutics, Inc.
(a) (b)
............... 366,587 1,319,713
CareDx, Inc.
(a) (b)
..................... 324,455 6,946,582
Cargo Therapeutics, Inc.
(a) (b)
............. 207,175 2,987,463
Cartesian Therapeutics, Inc.
(a) (b)
.......... 59,630 1,067,973
Centessa Pharmaceuticals plc , ADR
(a) (b)
..... 458,034 7,672,069
CG oncology, Inc.
(a) (b)
................. 307,983 8,832,952
Climb Bio, Inc.
(a)
..................... 333,038 599,468
Cogent Biosciences, Inc.
(a) (b)
............ 575,243 4,486,895
Compass Pathways plc , ADR
(a) (b)
......... 319,022 1,205,903
Corvus Pharmaceuticals, Inc.
(a)
.......... 323,106 1,728,617
Security
Shares
Shares Value
Biotechnology (continued)
Crinetics Pharmaceuticals, Inc.
(a) (b)
........ 563,340 $ 28,803,574
CRISPR Therapeutics AG
(a) (b)
............ 530,221 20,869,499
Cullinan Therapeutics, Inc.
(a) (b)
........... 239,706 2,919,619
CureVac NV
(a) (b)
..................... 605,690 2,065,403
Cytokinetics, Inc.
(a) (b)
.................. 737,537 34,693,740
Day One Biopharmaceuticals, Inc.
(a) (b)
...... 442,485 5,606,285
Denali Therapeutics, Inc.
(a) (b)
............ 807,294 16,452,652
Design Therapeutics, Inc.
(a)
............. 203,167 1,253,540
Disc Medicine, Inc.
(a)
.................. 101,053 6,406,760
Dynavax Technologies Corp.
(a) (b)
.......... 846,816 10,813,840
Dyne Therapeutics, Inc.
(a)
.............. 500,800 11,798,848
Editas Medicine, Inc.
(a) (b)
............... 549,043 697,285
Emergent BioSolutions, Inc.
(a) (b)
.......... 336,509 3,217,026
Enanta Pharmaceuticals, Inc.
(a)
.......... 127,478 732,999
Entrada Therapeutics, Inc.
(a)
............ 140,310 2,425,960
Erasca, Inc.
(a) (b)
..................... 1,056,595 2,652,053
Exelixis, Inc.
(a)
...................... 1,807,682 60,195,811
Fate Therapeutics, Inc.
(a)
............... 633,650 1,045,523
Foghorn Therapeutics, Inc.
(a)
............ 180,560 852,243
Galapagos NV , ADR
(a) (b)
............... 330,607 9,091,693
Genmab A/S , ADR
(a) (b)
................. 3,380,557 70,552,225
Geron Corp.
(a) (b)
..................... 3,670,807 12,994,657
Gilead Sciences, Inc. ................. 5,966,633 551,137,890
GRAIL, Inc.
(a) (b)
..................... 183,832 3,281,401
Halozyme Therapeutics, Inc.
(a) (b)
.......... 817,049 39,063,113
Humacyte, Inc.
(a) (b)
................... 670,862 3,387,853
Ideaya Biosciences, Inc.
(a) (b)
............. 502,042 12,902,479
IGM Biosciences, Inc.
(a) (b)
.............. 113,329 692,440
ImmunityBio, Inc.
(a) (b)
.................. 1,032,305 2,642,701
Immunocore Holdings plc , ADR
(a) (b)
........ 247,703 7,307,238
Immunovant, Inc.
(a) (b)
.................. 404,542 10,020,505
Immutep Ltd. , ADR
(a) (b)
................ 740,413 1,606,696
Incyte Corp.
(a) (b)
..................... 1,230,544 84,993,674
Inhibrx Biosciences, Inc.
(a)
.............. 62,632 964,533
Inozyme Pharma, Inc.
(a)
............... 281,421 779,536
Insmed, Inc.
(a)
...................... 1,132,407 78,181,379
Intellia Therapeutics, Inc.
(a) (b)
............ 653,143 7,615,647
Ionis Pharmaceuticals, Inc.
(a) (b)
........... 945,099 33,040,661
Iovance Biotherapeutics, Inc.
(a) (b)
.......... 1,606,537 11,888,374
Ironwood Pharmaceuticals, Inc. , Class A
(a)
... 1,007,639 4,463,841
iTeos Therapeutics, Inc.
(a)
.............. 200,588 1,540,516
Janux Therapeutics, Inc.
(a)
.............. 305,286 16,345,012
KalVista Pharmaceuticals, Inc.
(a) (b)
......... 209,169 1,771,661
Keros Therapeutics, Inc.
(a)
.............. 195,390 3,093,024
Krystal Biotech, Inc.
(a) (b)
................ 157,677 24,701,679
Kura Oncology, Inc.
(a) (b)
................ 422,056 3,676,108
Kymera Therapeutics, Inc.
(a) (b)
........... 356,471 14,340,828
Kyverna Therapeutics, Inc.
(a)
............ 120,975 452,446
Larimar Therapeutics, Inc.
(a)
............. 239,400 926,478
Legend Biotech Corp. , ADR
(a) (b)
.......... 934,291 30,401,829
LENZ Therapeutics, Inc.
(b)
.............. 144,673 4,176,710
Lexeo Therapeutics, Inc.
(a)
.............. 148,308 975,867
Lyell Immunopharma, Inc.
(a) (b)
............ 870,289 556,985
MacroGenics, Inc.
(a)
.................. 381,466 1,239,765
Madrigal Pharmaceuticals, Inc.
(a) (b)
........ 119,308 36,814,870
MannKind Corp.
(a) (b)
.................. 1,738,643 11,179,474
MeiraGTx Holdings plc
(a) (b)
.............. 339,867 2,069,790
Mersana Therapeutics, Inc.
(a)
............ 558,230 798,269
Merus NV
(a) (b)
....................... 380,490 15,999,605
Mesoblast Ltd. , ADR
(a) (b)
............... 584,291 11,568,962
Mineralys Therapeutics, Inc.
(a) (b)
.......... 153,106 1,884,735
Mirum Pharmaceuticals, Inc.
(a)
........... 248,701 10,283,786
Moderna, Inc.
(a) (b)
.................... 2,227,676 92,626,768
Monte Rosa Therapeutics, Inc.
(a) (b)
........ 298,733 2,073,207
Myriad Genetics, Inc.
(a)
................ 571,435 7,834,374

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Biotechnology ETF
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Nanobiotix SA , ADR
(a)
................. 51,484 $ 147,759
Natera, Inc.
(a)
...................... 804,985 127,429,126
Neurocrine Biosciences, Inc.
(a)
........... 639,649 87,312,089
Neurogene, Inc.
(a)
.................... 105,188 2,404,598
Newamsterdam Pharma Co. NV
(a) (b)
....... 327,186 8,408,680
Nkarta, Inc.
(a) (b)
..................... 297,555 740,912
Novavax, Inc.
(a) (b)
.................... 997,953 8,023,542
Nurix Therapeutics, Inc.
(a) (b)
............. 449,102 8,461,082
Nuvalent, Inc. , Class A
(a)
............... 268,956 21,053,876
Olema Pharmaceuticals, Inc.
(a) (b)
.......... 278,042 1,620,985
OnKure Therapeutics, Inc.
(a) (b)
........... 62,650 538,790
ORIC Pharmaceuticals, Inc.
(a) (b)
.......... 272,566 2,199,608
Oruka Therapeutics, Inc. ............... 194,781 3,776,804
PepGen, Inc.
(a)
..................... 170,345 645,608
Perspective Therapeutics, Inc.
(a)
.......... 312,981 998,409
Poseida Therapeutics, Inc.
(a)
............ 435,220 4,178,112
Praxis Precision Medicines, Inc.
(a)
......... 112,300 8,642,608
Precigen, Inc.
(a) (b)
.................... 937,946 1,050,500
Prime Medicine, Inc.
(a) (b)
............... 338,977 989,813
Protagonist Therapeutics, Inc.
(a) (b)
......... 365,829 14,120,999
Prothena Corp. plc
(a) (b)
................. 289,751 4,013,051
PTC Therapeutics, Inc.
(a)
............... 483,355 21,818,645
Pyxis Oncology, Inc.
(a)
................. 265,990 414,944
Q32 Bio, Inc.
(a) (b)
.................... 29,476 101,397
Recursion Pharmaceuticals, Inc. , Class A
(a) (b)
. 1,965,693 13,288,085
Regeneron Pharmaceuticals, Inc.
(a)
........ 687,760 489,912,081
REGENXBIO, Inc.
(a) (b)
................. 290,053 2,242,110
Relay Therapeutics, Inc.
(a) (b)
............. 788,693 3,249,415
Replimune Group, Inc.
(a)
............... 387,761 4,695,786
REVOLUTION Medicines, Inc.
(a) (b)
......... 915,409 40,039,990
Rhythm Pharmaceuticals, Inc.
(a) (b)
......... 348,095 19,486,358
Rigel Pharmaceuticals, Inc.
(a) (b)
........... 111,688 1,878,592
Rocket Pharmaceuticals, Inc.
(a)
........... 629,452 7,912,212
Roivant Sciences Ltd.
(a) (b)
.............. 2,451,622 29,002,688
Sage Therapeutics, Inc.
(a)
.............. 354,711 1,926,081
Sana Biotechnology, Inc.
(a) (b)
............ 788,423 1,285,129
Sarepta Therapeutics, Inc.
(a) (b)
........... 577,271 70,190,381
Savara, Inc.
(a) (b)
..................... 565,846 1,737,147
Scholar Rock Holding Corp.
(a) (b)
.......... 448,007 19,362,863
Silence Therapeutics plc , ADR
(a)
.......... 188,908 1,299,687
Solid Biosciences, Inc.
(a)
............... 210,692 842,768
SpringWorks Therapeutics, Inc.
(a) (b)
........ 427,354 15,440,300
Spyre Therapeutics, Inc.
(a) (b)
............. 314,933 7,331,640
Stoke Therapeutics, Inc.
(a) (b)
............. 266,043 2,934,454
Summit Therapeutics, Inc.
(a) (b)
............ 673,414 12,017,073
Sutro Biopharma, Inc.
(a)
................ 493,427 907,906
Syndax Pharmaceuticals, Inc.
(a) (b)
......... 524,372 6,932,198
Tango Therapeutics, Inc.
(a) (b)
............. 319,374 986,866
Taysha Gene Therapies, Inc.
(a) (b)
.......... 993,641 1,718,999
Tectonic Therapeutic, Inc.
(a)
............. 50,360 2,325,121
Tevogen Bio Holdings, Inc.
(a) (b)
........... 145,705 150,076
Tourmaline Bio, Inc.
(a) (b)
................ 97,284 1,972,920
Travere Therapeutics, Inc.
(a)
............. 558,183 9,723,548
TScan Therapeutics, Inc.
(a)
............. 281,178 854,781
Twist Bioscience Corp.
(a) (b)
.............. 365,654 16,991,941
Tyra Biosciences, Inc.
(a) (b)
.............. 183,203 2,546,522
Ultragenyx Pharmaceutical, Inc.
(a)
......... 540,348 22,732,440
uniQure NV
(a) (b)
..................... 276,043 4,874,919
United Therapeutics Corp.
(a)
............. 284,462 100,369,572
UroGen Pharma Ltd.
(a) (b)
............... 236,221 2,515,754
Vanda Pharmaceuticals, Inc.
(a)
........... 357,168 1,710,835
Vaxcyte, Inc.
(a) (b)
..................... 780,318 63,876,831
Vera Therapeutics, Inc. , Class A
(a)
......... 318,028 13,449,404
Veracyte, Inc.
(a)
..................... 495,327 19,614,949
Vericel Corp.
(a)
...................... 317,488 17,433,266
Security
Shares
Shares Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.
(a) (b)
.......... 1,179,995 $ 475,183,987
Verve Therapeutics, Inc.
(a) (b)
............. 408,143 2,301,927
Vir Biotechnology, Inc.
(a) (b)
.............. 564,768 4,145,397
Voyager Therapeutics, Inc.
(a)
............ 292,157 1,656,530
Xencor, Inc.
(a) (b)
..................... 428,734 9,852,307
Xenon Pharmaceuticals, Inc.
(a) (b)
.......... 475,680 18,646,656
Y-mAbs Therapeutics, Inc.
(a) (b)
........... 240,492 1,883,052
Zai Lab Ltd. , ADR
(a)
.................. 554,073 14,511,172
Zymeworks, Inc.
(a) (b)
.................. 434,001 6,353,775
5,158,348,686
Chemicals — 0.0%
Ginkgo Bioworks Holdings, Inc.
(a) (b)
........ 234,920 2,306,914
Health Care Equipment & Supplies — 0.3%
Novocure Ltd.
(a) (b)
.................... 631,804 18,827,759
Health Care Providers & Services — 0.1%
(a)
Castle Biosciences, Inc. ............... 177,220 4,722,913
Fulgent Genetics, Inc.
(b)
............... 128,838 2,379,638
OPKO Health, Inc.
(b)
.................. 2,057,083 3,023,912
10,126,463
Life Sciences Tools & Services — 16.1%
10X Genomics, Inc. , Class A
(a)
........... 649,714 9,329,893
AbCellera Biologics, Inc.
(a) (b)
............. 1,435,299 4,205,426
Adaptive Biotechnologies Corp.
(a) (b)
........ 923,291 5,535,130
Alpha Teknova, Inc.
(a) (b)
................ 68,719 573,804
Bio-Techne Corp.
(b)
................... 1,020,694 73,520,589
Bruker Corp. ....................... 668,229 39,171,584
Charles River Laboratories International, Inc.
(a) (b)
328,427 60,627,624
Codexis, Inc.
(a) (b)
.................... 510,118 2,433,263
Cytek Biosciences, Inc.
(a)
............... 757,039 4,913,183
Evotec SE , ADR
(a) (b)
.................. 1,412,026 5,874,028
Fortrea Holdings, Inc.
(a) (b)
............... 583,740 10,886,751
Illumina, Inc.
(a) (b)
..................... 1,021,678 136,526,831
IQVIA Holdings, Inc.
(a) (b)
................ 1,168,575 229,636,673
Maravai LifeSciences Holdings, Inc. , Class A
(a) (b)
760,317 4,143,728
MaxCyte, Inc.
(a) (b)
.................... 629,645 2,619,323
Medpace Holdings, Inc.
(a) (b)
............. 165,598 55,016,624
Mettler-Toledo International, Inc.
(a) (b)
....... 134,884 165,054,853
Nautilus Biotechnology, Inc.
(a)
............ 71,633 120,344
OmniAb, Inc., 12.50 Earnout Shares
(a) (c)
..... 46,839 —
OmniAb, Inc., 15.00 Earnout Shares
(a) (c)
..... 46,839 —
Pacific Biosciences of California, Inc.
(a) (b)
.... 1,696,133 3,103,923
Personalis, Inc.
(a)
.................... 270,355 1,562,652
Quanterix Corp.
(a)
.................... 231,881 2,464,895
Repligen Corp.
(a) (b)
................... 338,212 48,682,235
Standard BioTools, Inc.
(a)
............... 2,330,151 4,077,764
Stevanato Group SpA
(b)
............... 320,043 6,973,737
Tempus AI, Inc.
(a) (b)
................... 323,137 10,909,105
Waters Corp.
(a) (b)
.................... 385,168 142,889,625
1,030,853,587
Pharmaceuticals — 2.8%
(a)
Alumis, Inc.
(b)
...................... 191,713 1,506,864
Amylyx Pharmaceuticals, Inc. ........... 282,483 1,067,786
Arvinas, Inc. ....................... 388,388 7,445,398
Atea Pharmaceuticals, Inc.
(b)
............ 475,584 1,593,206
Axsome Therapeutics, Inc.
(b)
............ 256,432 21,696,711
CorMedix, Inc.
(b)
..................... 386,580 3,131,298
Cybin, Inc.
(b)
....................... 120,373 1,061,690
Edgewise Therapeutics, Inc. ............ 406,108 10,843,084
Enliven Therapeutics, Inc.
(b)
............. 196,588 4,423,230
Intra-Cellular Therapies, Inc. ............ 643,241 53,723,488
Neumora Therapeutics, Inc. ............. 351,433 3,725,190
Nuvation Bio, Inc. , Class A
(b)
............ 1,476,181 3,926,641

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Biotechnology ETF
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Pharmaceuticals (continued)
Phathom Pharmaceuticals, Inc.
(b)
......... 229,723 $ 1,865,351
Pliant Therapeutics, Inc.
(b)
.............. 347,717 4,579,433
Rapport Therapeutics, Inc.
(b)
............ 113,038 2,005,294
Revance Therapeutics, Inc.
(b)
............ 619,065 1,881,958
Structure Therapeutics, Inc. , ADR
(b)
........ 278,199 7,544,757
Tarsus Pharmaceuticals, Inc.
(b)
........... 211,810 11,727,920
Terns Pharmaceuticals, Inc. ............. 403,093 2,233,135
Theravance Biopharma, Inc. ............ 293,137 2,758,419
Third Harmonic Bio, Inc. ............... 112,733 1,160,023
Trevi Therapeutics, Inc. ................ 344,430 1,419,052
Verona Pharma plc , ADR
(b)
............. 351,664 16,331,276
WaVe Life Sciences Ltd.
(b)
.............. 769,058 9,513,247
Zevra Therapeutics, Inc. ............... 343,300 2,863,122
180,027,573
Total Common Stocks — 99 .7%
(Cost: $ 9,124,577,489 ) ............................ 6,400,490,982
Preferred Stocks
Biotechnology — 0.2%
Grifols SA
(a) (b)
...................... 1,332,399 9,913,048
Total Preferred Stocks — 0 .2%
(Cost: $ 19,738,949 ) ............................... 9,913,048
Rights
Biotechnology — 0.0%
(a)
Akouos, Inc., CVR
(b) (c)
................ 157,087 2
Cartesian Therapeutics, Inc.
(c)
........... 6,098 2,378
Contra Chinook Therape, CVR
(c)
......... 320,962 269,608
Security
Shares
Shares Value
Biotechnology (continued)
Fusion Pharmaceuticals, Inc., CVR
(b)
...... 1,880 $ 1,034
273,022
Total Rights — 0.0%
(Cost: $ 127,307 ) ................................. 273,022
Total Long-Term Investments — 99.9%
(Cost: $ 9,144,443,745 ) ............................ 6,410,677,052
Short-Term Securities
Money Market Funds — 7.7%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.63%
(f)
.................. 487,459,277 487,703,007
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.44% ................... 7,866,996 7,866,996
Total Short-Term Securities — 7 .7%
(Cost: $ 495,119,154 ) .............................. 495,570,003
Total Investments — 107 .6%
(Cost: $ 9,639,562,899 ) ............................ 6,906,247,055
Liabilities in Excess of Other Assets — (7.6) % ............. (489,071,613)
Net Assets — 100.0% ...............................
$ 6,417,175,442
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 874,576,814 $ — $ (386,918,695)
(a)
$ 139,868 $ (94,980) $ 487,703,007 487,459,277 $ 4,417,632
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 39,557,747 — (31,690,751)
(a)
— — 7,866,996 7,866,996 355,504 —
$ 139,868 $ (94,980) $ 495,570,003 $ 4,773,136 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Biotechnology ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ........................................... 27 03/21/25 $ 3,782 $ (7,317)
Russell 2000 E-Mini Index .................................................... 22 03/21/25 2,475 (9,189)
$ (16,506)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,400,490,982 $ — $ — $ 6,400,490,982
Preferred Securities ....................................... 9,913,048 — — 9,913,048
Rights ................................................ — 1,034 271,988 273,022
Short-Term Securities
Money Market Funds ...................................... 495,570,003 — — 495,570,003
$ 6,905,974,033 $ 1,034 $ 271,988 $ 6,906,247,055
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (16,506) $ — $ — $ (16,506)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights